Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalent	$ 2,640	$ 3,543
Short term deposits		3,547
Other receivables	236	255
Restricted deposits	40	36
Total current assets	2,916	7,381
Non-current assets:
Property, plant and equipment, net	85	77
Right of use assets	153	229
Restricted deposit	22	23
Total non-current assets	260	329
Total assets	3,176	7,710
Current liabilities:
Trade payables	1,459	498
Other payables	2,000	1,228
Total current liabilities	3,459	1,726
Non Current liabilities:
Long term lease liability	73	147
Liability in respect of warrants	1,518	218
Total non- current liabilities	1,591	365
Total liabilities	5,050	2,091
Shareholders’ equity:
Ordinary shares
Share premium and capital reserve	30,192	26,405
Accumulated deficit	(32,066)	(20,786)
Total shareholders’ equity (deficit)	(1,874)	5,619
Total liabilities and shareholders’ equity	$ 3,176	$ 7,710